Derivatives - Derivative Netting (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	$ 29,742		$ 33,558	$ 10,152
(Assets) Liabilities	(3,337)		(2,566)	(8,948)
Cash Collateral Received (Pledged)	0	$ 12,000	0	0
Net Amounts of Assets (Liabilities)	26,405		30,992	1,204
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	(304,714)		(132,808)	(204,848)
(Assets) Liabilities	3,337		2,566	8,948
Cash Collateral Received (Pledged)	41,394		840	1,900
Net Amounts of Assets (Liabilities)	(259,983)		(129,402)	(194,000)
Foreign exchange contracts
Derivative [Line Items]
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	26,726		32,196	8,984
(Assets) Liabilities	(487)		(1,743)	(8,944)
Cash Collateral Received (Pledged)	0		0	0
Net Amounts of Assets (Liabilities)	26,239		30,453	40
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	(7,856)		(6,404)	(44,408)
(Assets) Liabilities	487		1,743	8,944
Cash Collateral Received (Pledged)	0		0	0
Net Amounts of Assets (Liabilities)	(7,369)		(4,661)	(35,464)
Interest rate contracts
Derivative [Line Items]
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	394		1,362	1,168
(Assets) Liabilities	(228)		(823)	(4)
Cash Collateral Received (Pledged)	0		0	0
Net Amounts of Assets (Liabilities)	166		539	1,164
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	(185,574)		(126,404)	(160,440)
(Assets) Liabilities	228		823	4
Cash Collateral Received (Pledged)	31,394		840	1,900
Net Amounts of Assets (Liabilities)	(153,952)		$ (124,741)	$ (158,536)
Forward Contracts
Derivative [Line Items]
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	(111,284)
(Assets) Liabilities	2,622
Cash Collateral Received (Pledged)	10,000
Net Amounts of Assets (Liabilities)	(98,662)
Swap
Derivative [Line Items]
Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	2,622
(Assets) Liabilities	(2,622)
Cash Collateral Received (Pledged)	0
Net Amounts of Assets (Liabilities)	$ 0